Stock Based Compensation	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Stock Based Compensation [Abstract]
Stock Based Compensation

1. Stock-Based Compensation

On June 9, 2015, the Company’s stockholders approved an increase of shares of common stock reserved for issuance under the Company’s Omnibus Plan from 50 million to 150 million. The Omnibus Plan’s participants include board members, executives, employees and certain consultants and advisers of the Company and the Omnibus Plan has been implemented in order to attract, incentivize and retain highly qualified individuals and keep the Company competitive with other companies with respect to executive compensation. Awards under the Omnibus Plan may be made to participants in the form of (i) incentive stock options; (ii) non-qualified stock options; (iii) stock appreciation rights; (iv) restricted stock; (v) deferred stock; (vi) stock awards; (vii) performance shares; (viii) other stock-based awards; and (ix) other forms of equity-based compensation as may be provided and are permissible under the Omnibus Plan and the law.

Stock-based compensation expense for the three months ended June 30, 2015 and 2014 was $355,748 and $73,782, respectively, and for the nine months ended June 30, 2015 and 2014, was $392,990 and $476,315, respectively. During the three months ended June 30, 2015, the Company granted 22 million stock options to two current employees and one former employee. Unamortized stock option compensation expense at June 30, 2015 was approximately $3.1 million and is expected to be recognized over a period of 4.9 years.

13. Stock Based Compensation

The Company’s 2010 Omnibus Equity Compensation Plan (the “Plan”) was approved on September 30, 2010 by Mr. Hansen, who was the Company’s majority stockholder at the time. A proxy statement or an information statement has not yet been submitted to all of the Company’s stockholders for approval. The Plan’s potential participants include board members, executives, employees, and certain consultants and advisers of the Company and the Plan has been implemented in order to attract, incentivize and retain highly qualified individuals and keep the Company competitive with other companies with respect to executive compensation. Awards under the Plan may be made to participants in the form of (i) incentive stock options; (ii) non-qualified stock options; (iii) stock appreciation rights; (iv) restricted stock; (v) deferred stock; (vi) stock awards; (vii) performance shares; (viii) other stock-based awards; and (ix) other forms of equity-based compensation as may be provided and are permissible under the Plan and the law. A total of 50 million shares of common stock have been reserved for issuance under the Plan.

The fair value of stock options awards was estimated using the Black-Scholes options-pricing model, with the following assumptions:

	Years ended September 30,
	2014	2013
Dividend yield	$-	$-
Expected volatility	121%	174%
Risk free interest rate	1.13%	0.84%
Expected life	4.6 years	7.7 years

During the years ended September 30, 2014 and 2013, we recognized $272,806 and $642,762, respectively, of employee stock option compensation. The unamortized stock option compensation expense at September 30, 2014 and 2013 were approximately $79,000 and $985,000, respectively, and are expected to be recognized over a period of 1.8 and 3.9 years, respectively.

The following summarizes the stock option activity for the years ended September 30, 2014 and 2013:

	2014		2013
	Number of	Weighted average	Number of	Weighted average
	shares	exercise price	shares	exercise price
Outstanding at beginning of year	10,083,100	$0.16	15,435,970	$0.22
Granted	1,025,628	0.09	7,171,241	0.12
Exercised	-	-	(2,482,163)	0.14
Forfeited	(6,742,537)	0.13	(10,041,948)	0.22

Outstanding at end of year	4,366,191	$0.20	10,083,100	$0.16

Exercisable	3,699,523	$0.22	2,731,297	$0.24

The following summarizes information about stock options outstanding and exercisable at September 30, 2014:

		Options Outstanding		Options Exercisable
		Weighted average
Exercise	Number	remaining contract	Weighted average	Number	Weighted average
price range	outstanding	in years	exercise price	exercisable	exercise price

$0.00-0.10	1,000,000	9.4	$0.09	333,332	$0.09
0.11-0.20	1,358,450	6.8	0.13	1,358,450	0.13
0.21-0.30	1,456,050	6.7	0.28	1,456,050	0.28
0.31-0.40	551,691	2.3	0.35	551,691	0.35

	4,366,191	6.8	$0.20	3,699,523	$0.22

The following table summarizes information about shares of restricted stock awards activity under the Plan for the years ended September 30, 2014 and 2013:

Balance outstanding, October 1, 2012	1,000,000
Granted	1,000,000
Vested	(2,000,000)
Forfeited	-
Balance outstanding, September 30, 2013	-
Granted	500,000
Vested	(500,000)
Forfeited	-
Balance outstanding, September 30, 2014	-

During the year ended September 30, 2014, the Company granted a restricted stock award for 500,000 shares to a consultant under the Plan which vested immediately. The shares of common stock committed for issuance were included in the Company’s basic and diluted weighted average shares computation for the year ended September 30, 2014.